OTHER LIABILITIES - NON CURRENT AND CURRENT (Actuarial Assumptions of Defined Benefit Obligation) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mexico | Bottom of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	6.00%	6.00%
Mexico | Top of range
Disclosure of defined benefit plans [line items]
Compensation growth rate	7.00%	7.00%
Argentina | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	6.00%
Compensation growth rate	2.00%	2.00%
Argentina | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%
Compensation growth rate	3.00%	3.00%
Brazil
Disclosure of defined benefit plans [line items]
Discount rate		0.00%
Compensation growth rate		0.00%
Long-term increase in medical service costs	4.75%	0.00%
Expected return on plan assets		0
Brazil | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	5.23%
Compensation growth rate	0.50%
Expected return on plan assets	9.28
Brazil | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	5.40%
Compensation growth rate	2.90%
Expected return on plan assets	9.46
Discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(7.60%)
Decrease in assumption, Impact on defined benefit obligation	9.10%
Discount rate | Mexico
Disclosure of defined benefit plans [line items]
Discount rate	9.00%	9.00%
Compensation growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	0.40%
Decrease in assumption, Impact on defined benefit obligation	(1.00%)
Pension growth rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase in assumption, Impact on defined benefit obligation	(1.00%)
Decrease in assumption, Impact on defined benefit obligation	(0.50%)
Life expectancy
Disclosure of defined benefit plans [line items]
Reasonably possible decrease in actuarial assumption, Life expectancy	1 year
Increase in assumption, Impact on defined benefit obligation	1.40%
Decrease in assumption, Impact on defined benefit obligation	(1.40%)